FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Profit Sharing and Savings Plan
FAIR VALUE MEASUREMENTS
Schedule of plan's assets fair value hierarchy

The tables below classify the investment assets measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2025 and 2024 (in thousands):

	December 31, 2025
	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total Investments
Employer common stock	$597,747	$—	$—	$597,747
Mutual funds	166,520	—	—	166,520
Common and collective trusts	—	1,304,095	—	1,304,095
Investment assets at fair value	$764,267	$1,304,095	$—	$2,068,362

	December 31, 2024
	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total Investments
Cash and cash equivalents	$4	$—	$—	$4
Employer common stock	568,916	—	—	568,916
Mutual funds	150,020	—	—	150,020
Common and collective trusts	—	1,091,988	—	1,091,988
Investment assets at fair value	$718,940	$1,091,988	$—	$1,810,928